Schedule of Investments PIMCO Municipal Income Fund II	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 184.1% ¤
MUNICIPAL BONDS & NOTES 182.0%
ALABAMA 7.8%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,462
5.000% due 09/01/2036 (d)	7,000	8,445
Alabama State Docks Department Revenue Bonds, Series 2010 6.000% due 10/01/2040	2,000	2,093
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	18,000	21,696
7.900% due 10/01/2050	18,500	17,787
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,000	1,119
5.250% due 05/01/2044	2,000	2,307
		61,909
ARIZONA 7.0%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	1,000	1,116
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010 5.250% due 10/01/2040	1,500	1,551
Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,870
5.250% due 07/01/2041	3,700	3,953
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	16,166
5.000% due 12/01/2037	22,400	30,217
		54,873
CALIFORNIA 12.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2029	6,000	6,235
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2048	5,000	5,712
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	2,000	2,376
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,507
8.039% due 11/15/2036 (e)	5,000	5,421
California Health Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 08/15/2042	3,000	3,125
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	12,500	14,792
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	2,190	2,389
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,182
5.500% due 03/01/2040	5,750	5,845
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	4,000	5,024
California Statewide Communities Development Authority Revenue Bonds, Series 2010 5.000% due 11/01/2040	1,000	1,031
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,069
6.000% due 08/15/2042	5,690	5,931
California Statewide Communities Development Authority Revenue Notes, Series 2011 6.500% due 11/01/2021	340	359
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,754
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	1,250	1,414
Newport Beach, California Revenue Bonds, Series 2011 5.875% due 12/01/2030	3,000	3,305
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	3,300	3,539
Santa Monica Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047 (d)	10,375	11,739

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2019 (Unaudited)

Torrance, California Revenue Bonds, Series 2010 5.000% due 09/01/2040	4,725	4,874
		94,623
COLORADO 3.8%
Aurora, Colorado Revenue Bonds, Series 2010 5.000% due 12/01/2040	5,800	5,925
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	2,000	2,280
Colorado Health Facilities Authority Revenue Bonds, Series 2010 5.000% due 01/01/2040	6,045	6,100
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	4,000	4,471
4.000% due 08/01/2044	4,000	4,333
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,588
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010 5.625% due 12/01/2040	1,000	1,049
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	2,184
		29,930
CONNECTICUT 0.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 07/01/2041	1,000	1,047
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010 7.875% due 04/01/2039	1,250	1,291
		2,338
DISTRICT OF COLUMBIA 0.8%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	1,650	2,054
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002 5.550% due 08/01/2037	3,850	3,912
		5,966
FLORIDA 7.5%
Broward County, Florida Airport System Revenue Bonds, Series 2009 5.375% due 10/01/2029	600	602
Central Florida Expressway Authority Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,865	3,498
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009 5.250% due 12/01/2039	1,000	1,007
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	145	151
Florida State General Obligation Bonds, Series 2018 4.000% due 07/01/2040 (d)	10,155	11,611
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	7,000	7,880
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008 5.625% due 11/15/2037	3,000	3,016
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	5,596
5.000% due 10/01/2043 (d)	6,315	7,776
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	10,000	10,274
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	2,500	2,694
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,590	1,898
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (d)	3,000	3,557
		59,560
GEORGIA 6.1%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010 5.000% due 01/01/2040	1,500	1,513
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	4,451
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	7,500	8,057
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (d)	7,000	8,120
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	3,500	4,160
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	21,537

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2019 (Unaudited)

		47,838
ILLINOIS 15.7%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	8,000	8,457
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	4,500	5,008
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	11,228
5.500% due 01/01/2042	1,250	1,389
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,981
5.500% due 01/01/2034	5,200	5,852
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008 5.000% due 01/01/2038	1,250	1,254
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2029	2,000	2,370
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,352	1,355
6.750% due 12/01/2032	5,262	5,294
Illinois Finance Authority Revenue Bonds, Series 2010 6.000% due 05/01/2028	2,000	2,054
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (d)	6,000	6,287
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	2,155	2,133
5.250% due 12/01/2052 ^(b)	2,800	980
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	2,500	2,856
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,373
5.000% due 05/01/2041	1,500	1,690
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	15,000	17,179
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041 (d)	12,500	14,610
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	4,133
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	5,000	1,468
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	8,000	9,662
		123,613
INDIANA 0.2%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,090
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	750	822
		1,912
IOWA 1.5%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	746	801
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	11,350	11,366
		12,169
KANSAS 0.8%
Kansas Development Finance Authority Revenue Bonds, Series 2009 5.750% due 11/15/2038	500	503
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	5,500	5,930
		6,433
KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010 6.375% due 06/01/2040	1,000	1,033
LOUISIANA 2.3%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	7,000	7,728
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	784
6.000% due 10/01/2044	1,000	1,047
6.500% due 11/01/2035	450	473
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,165

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2019 (Unaudited)

Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	5,000	5,789
		17,986
MARYLAND 2.4%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (d)	8,000	8,974
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.250% due 01/01/2041	1,400	1,484
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 08/15/2041	2,380	2,512
Maryland Stadium Authority Revenue Bonds, Series 2016 5.000% due 05/01/2041	5,000	5,878
		18,848
MASSACHUSETTS 6.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2037 (d)	9,000	10,272
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,042
7.625% due 10/15/2037	535	540
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,659
5.000% due 01/01/2047	2,500	2,874
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	6,000	7,161
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	7,500	9,278
University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (d)	10,000	10,615
		47,441
MICHIGAN 4.8%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)	7,000	7,758
5.000% due 12/01/2031 (d)	2,600	3,195
5.000% due 12/01/2046 (d)	5,100	6,030
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	4,381
4.000% due 02/15/2050	3,500	3,834
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007 6.500% due 09/01/2037 ^(b)	740	568
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016 4.000% due 11/15/2047 (d)	10,000	10,886
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	25,000	869
		37,521
MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,220
MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024	40	42
MISSOURI 1.5%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	672
5.000% due 02/15/2035	500	623
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,901
		12,196
NEBRASKA 1.5%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2012 4.000% due 02/01/2046 (d)	11,350	11,793
		11,793
NEVADA 1.8%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	9,500	10,474
5.000% due 05/01/2048	1,295	1,568
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	24,000	2,252

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2019 (Unaudited)

		14,294
NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009 6.125% due 10/01/2039	2,000	2,000
NEW JERSEY 8.9%
New Jersey Economic Development Authority Revenue Bonds, Series 2010 5.875% due 06/01/2042	2,000	2,061
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,657
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 10/01/2021	2,185	2,282
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	1,500	1,622
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	4,000	4,522
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	2,500	1,617
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,752
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044 (a)	3,500	4,010
5.250% due 06/15/2043	4,000	4,692
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	6,000	7,328
New Jersey Turnpike Authority Revenue Bonds, Series 2019
4.000% due 01/01/2048	5,000	5,594
5.000% due 01/01/2048	1,500	1,829
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,167
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	19,500	21,630
5.250% due 06/01/2046	4,200	4,854
		70,617
NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010 5.900% due 06/01/2040	2,000	2,059
NEW YORK 25.2%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.250% due 02/15/2047	33,500	35,258
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2047	7,500	8,438
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,880	4,199
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042 (d)	10,000	11,089
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	298	48
6.700% due 01/01/2049	825	825
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 08/01/2042 (d)	7,000	7,823
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 4.000% due 05/01/2043 (d)	20,000	22,495
New York City, New York General Obligation Bonds, Series 2018 5.000% due 12/01/2037	2,250	2,815
New York City, New York Water & Sewer System Revenue Bonds, Series 2017 5.000% due 06/15/2048 (d)	15,000	17,964
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	1,505	8,936
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,011
5.625% due 07/15/2047	2,500	2,532
6.375% due 07/15/2049	1,250	1,268
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,796
5.750% due 11/15/2051	44,000	48,072
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,250	4,702
New York State Dormitory Authority Revenue Bonds, Series 2010 5.500% due 07/01/2040	1,750	1,805
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	8,000	8,903
		198,979
NORTH CAROLINA 0.4%
North Carolina Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2039	3,000	3,392

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2019 (Unaudited)

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007 6.750% due 01/01/2033	3,710	3,721
OHIO 13.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	5,665	5,665
5.875% due 06/01/2047	29,400	29,529
6.250% due 06/01/2037	15,000	15,381
6.500% due 06/01/2047	19,400	19,916
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	20,580	22,376
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	3,900	4,185
Ohio State Revenue Bonds, Series 2019 4.000% due 01/01/2040	1,500	1,699
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	10,000	11,002
		109,753
OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	2,000	2,381
PENNSYLVANIA 6.8%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012 5.000% due 11/01/2044	7,500	8,001
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009 5.500% due 12/01/2039	500	503
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010 5.375% due 08/01/2038	8,465	8,755
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	406
6.000% due 07/01/2043	850	880
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 02/15/2043	4,800	5,391
Pennsylvania State University Revenue Bonds, Series 2018 5.000% due 09/01/2043 (d)	6,560	8,092
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	10,000	11,199
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,067
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,092
5.625% due 07/01/2042	7,000	7,599
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010 5.125% due 07/01/2030	1,000	1,022
		54,007
PUERTO RICO 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	15,560	4,146
4.750% due 07/01/2053	5,235	5,444
5.000% due 07/01/2058	9,305	9,833
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 0.000% due 08/01/2042 (c)	3,300	165
		19,588
RHODE ISLAND 4.1%
Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013 4.000% due 09/01/2043 (d)	12,000	12,568
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	19,742
		32,310
SOUTH CAROLINA 1.6%
Greenwood County, South Carolina Revenue Bonds, Series 2009 5.375% due 10/01/2039	1,000	1,000
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	11,298
		12,298
TENNESSEE 2.6%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (c)	3,975	2,124
5.125% due 12/01/2042	5,000	5,135

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2019 (Unaudited)

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009 6.625% due 10/01/2039	1,750	1,756
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010 6.000% due 07/01/2038	1,000	1,035
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2023	3,000	3,297
Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006 5.000% due 02/01/2027	6,000	7,135
		20,482
TEXAS 20.4%
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	1,961
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	2,500	2,507
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	21,000	23,433
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (d)	7,500	9,022
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	3,750
5.500% due 10/01/2039	12,700	12,700
Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (d)	10,000	10,575
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	787
4.000% due 08/15/2035 (d)	1,400	1,569
4.000% due 08/15/2036 (d)	1,330	1,487
4.000% due 08/15/2037 (d)	1,620	1,805
4.000% due 08/15/2040 (d)	1,800	1,991
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,001
5.500% due 09/01/2041	1,300	1,402
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	4,004
5.000% due 01/01/2048	3,500	4,120
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,192
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042 (d)	10,000	10,495
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,238
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010 6.700% due 08/15/2040	250	261
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (d)	13,600	14,758
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,153
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	18,015	21,025
Texas State University System Revenue Bonds, Series 2018 4.100% due 03/15/2039 (d)	6,800	7,122
Texas Water Development Board Revenue Bonds, Series 2018 4.000% due 10/15/2038 (d)	10,000	11,371
Texas Water Development Board Revenue Bonds, Series 2019 4.000% due 10/15/2038 (a)	4,000	4,617
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	1,000	1,080
		161,426
UTAH 0.4%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,000	3,360
		3,360
VIRGINIA 2.9%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,108
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	412	36
6.000% due 06/01/2043	1,252	1,257
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (d)	10,000	11,267
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	8,200	9,321
		22,989
WASHINGTON 1.8%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2041 (d)	7,735	8,646

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2019 (Unaudited)

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	2,161
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,750	3,265
		14,072
WEST VIRGINIA 0.8%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,206
West Virginia Economic Development Authority Revenue Bonds, Series 2010 5.375% due 12/01/2038	2,000	2,080
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	2,000	2,218
		6,504
WISCONSIN 3.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	4,500	5,584
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	4,235
7.000% due 07/01/2048	1,000	1,084
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046 (d)	2,500	16,891
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	3,000	3,278
		31,072
Total Municipal Bonds & Notes (Cost $1,314,305)		1,437,548
SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (f) 2.1%		16,684
Total Short-Term Instruments (Cost $16,684)		16,684
Total Investments in Securities (Cost $1,330,989)		1,454,232
Total Investments 184.1% (Cost $1,330,989)		$1,454,232
Auction Rate Preferred Shares (37.8)%		(298,275)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (8.6)%		(68,414)
Other Assets and Liabilities, net (37.7)%		(297,575)
Net Assets Applicable to Common Shareholders 100.0%		$789,968

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2019.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$16,684	U.S. Treasury Notes 2.250% due 03/31/2021	$(17,021)	$16,684	$16,685
Total Repurchase Agreements						$(17,021)	$16,684	$16,685

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$61,909	$0	$61,909
Arizona	0	54,873	0	54,873
California	0	94,623	0	94,623
Colorado	0	29,930	0	29,930
Connecticut	0	2,338	0	2,338
District of Columbia	0	5,966	0	5,966
Florida	0	59,560	0	59,560
Georgia	0	47,838	0	47,838
Illinois	0	123,613	0	123,613
Indiana	0	1,912	0	1,912
Iowa	0	12,169	0	12,169
Kansas	0	6,433	0	6,433
Kentucky	0	1,033	0	1,033
Louisiana	0	17,986	0	17,986
Maryland	0	18,848	0	18,848
Massachusetts	0	47,441	0	47,441
Michigan	0	37,521	0	37,521
Minnesota	0	4,220	0	4,220
Mississippi	0	42	0	42
Missouri	0	12,196	0	12,196
Nebraska	0	11,793	0	11,793
Nevada	0	14,294	0	14,294
New Hampshire	0	2,000	0	2,000
New Jersey	0	70,617	0	70,617
New Mexico	0	2,059	0	2,059
New York	0	198,979	0	198,979
North Carolina	0	3,392	0	3,392
North Dakota	0	3,721	0	3,721
Ohio	0	109,753	0	109,753
Oklahoma	0	2,381	0	2,381
Pennsylvania	0	54,007	0	54,007
Puerto Rico	0	19,588	0	19,588
Rhode Island	0	32,310	0	32,310
South Carolina	0	12,298	0	12,298
Tennessee	0	20,482	0	20,482
Texas	0	161,426	0	161,426
Utah	0	3,360	0	3,360
Virginia	0	22,989	0	22,989
Washington	0	14,072	0	14,072
West Virginia	0	6,504	0	6,504

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2019 (Unaudited)

Wisconsin	0	31,072	0	31,072
Short-Term Instruments
Repurchase Agreements	0	16,684	0	16,684
Total Investments	$0	$1,454,232	$0	$1,454,232

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration

Other Abbreviations:
TBA	To-Be-Announced